Commitments and Contingencies - Summary of SOC Projects (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
SOC Projects [member] | Funding Obligation [Member] | UIT Trans LRT And Co Ltd [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	₩ 71,034
SOC Projects [member] | Funding Obligation [Member] | Pocheon Hwado Highway Corp [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	308,505
SOC Projects [member] | Funding Obligation [Member] | POHANG E&E Co., LTD, Pureun Tongyeong Enviro Co., Ltd, Pure Gimpo.Co.,Ltd, and Clean Iksan Co.,Ltd [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	98,079
SOC Projects [member] | Other Shares [Member] | UIT Trans LRT And Co Ltd [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	249,700
SOC Projects [member] | Other Shares [Member] | Pocheon Hwado Highway Corp [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	558,077
SOC Projects [member] | Other Shares [Member] | POHANG E&E Co., LTD, Pureun Tongyeong Enviro Co., Ltd, Pure Gimpo.Co.,Ltd, and Clean Iksan Co.,Ltd [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contigent of liabilities	179,179
POSCO DX [member] | Maintenance Projects And Others [Member] | Jeonnong Schoo Keeper Co. And Others [Member] | Other related parties [member]
Disclosure of contingent liabilities [line items]
Approved Loan Amount Including Other Interests	1,122,320
Outstanding Balance Of Loan Including Other Interests	₩ 404,459